Cash Flow Reconciliations - Reconciliation of tangible fixed assets and vessels under construction arising from investing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows
Additions cash flows	$ 479,618	$ 673,787
Returns for capital expenditure cash flows	(10,451)
Cash flows	469,167	673,787
Non-cash items
Additions non-cash	(1,013)	16,973
Returns for capital expenditures, non-cash items	(773)
Impairment loss on vessels, non-cash items	(162,149)
Transfer under "Other non-current assets"		(1,650)
Depreciation expense	(157,701)	(145,474)
Non-cash	(321,636)	(130,151)
Total
Balance, at the beginning of the year	4,482,857	3,939,221
Additions (Note 5)	478,605	690,760
Returns for capital expenditures (Note 6)	(11,224)
Impairment loss on vessels	(162,149)
Transfer under "Other non-current assets"		(1,650)
Depreciation expense (Note 5)	(157,701)	(145,474)
Balance, at the end of the year	$ 4,630,388	$ 4,482,857